10. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	3 Months Ended	7 Months Ended	10 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Proceeds from issuance of convertible debt
8% convertible notes issued December 31,2013	$ 1,412,400	$ 530,000	$ 1,876,260
Amortization of debt discount	320,422	794	321,216
Convertible Notes Payable
June 5, 2013 (Inception)		0	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013		530,000
8% convertible notes issued December 31,2013		170,000
Amortization of debt discount		0
Total		700,000
Current portion of debt		(5,356)
Long term portion at December 31, 2013		694,644
Debt Discount
June 5, 2013 (Inception)		0	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013		(278,853)
8% convertible notes issued December 31,2013		(77,104)
Amortization of debt discount		794
Total		(355,163)
Current portion of debt		2,426
Long term portion at December 31, 2013		(352,737)
Convertible Notes Payable, Net
June 5, 2013 (Inception)		0	0
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013		251,147
8% convertible notes issued December 31,2013		92,896
Amortization of debt discount		794
Total		344,837
Current portion of debt		(2,930)
Long term portion at December 31, 2013		$ 341,907